UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Revenues
Principal transactions and proprietary trading	$ 315,337	$ 0
Total revenues	6,102,900	2,958,263
Operating costs and expenses
Commissions and brokerage fees	1,639,072	172,712
Interest expenses	353,587	85,657
Compensation and benefits	2,123,489	1,471,937
Share-based compensation expenses	6,104,672	0
Research and development expenses	387,425	0
Professional service fees	1,011,754	771,165
Market information	412,158	332,094
Lease costs	325,960	315,013
Other general and administrative expenses	967,079	224,117
Total operating costs and expenses	13,813,056	3,880,517
Operating loss	(7,710,156)	(922,254)
Other income (loss):
Income from foreign currency spread	180,236	28,340
Loss from equity method investment	(31,603)	(341,428)
Changes in NAV of investment securities	(741,482)	0
Others	(63,637)	9,949
Total other income (loss)	(656,486)	(303,139)
Loss before income tax expenses	(8,366,642)	(1,225,393)
Income tax benefit	0	77,138
Net loss	$ (8,366,642)	$ (1,148,255)
Net loss per ordinary share, Basic (in dollars per share)	$ (0.17)	$ (0.03)
Net loss per ordinary share, Diluted (in dollars per share)	$ (0.17)	$ (0.03)
Weighted average ordinary shares outstanding, Basic (in shares)	48,209,979	40,980,000
Weighted average ordinary shares outstanding, Diluted (in shares)	48,209,979	40,980,000
Net loss	$ (8,366,642)	$ (1,148,255)
Other comprehensive income, net of tax:
Foreign currency translation adjustment	9,914	68,477
Total comprehensive loss	(8,356,728)	(1,079,778)
Nonrelated Party [Member]
Revenues
Brokerage and commission income	2,774,888	396,547
Interest income	507,872	2,562
Software licensing and related support services income	261,498	546,134
Related Party [Member]
Revenues
Brokerage and commission income	1,390,497	892,837
Interest income	452,808	520,183
Software licensing and related support services income	400,000	600,000
Operating costs and expenses
Software licensing (including subscription based) and related support outsourcing cost - related party	$ 487,860	$ 507,822